Reverse Stock Split (Details Narrative) - shares			12 Months Ended
	Dec. 27, 2013	Dec. 27, 2013	Dec. 31, 2014	Mar. 31, 2015	Dec. 31, 2013
Common stock reverse stock split	1-for-5	ratio of 1-for-5
Common stock, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000
July 7, 2015 [Member]
Common stock reverse stock split			one-for-five reverse stock split
Common stock, shares authorized			150,000,000
July 8, 2015 [Member]
Common stock reverse stock split			1 for 5 reverse split